Expense Example - FidelityNewMarketsIncomeFund-RetailPRO - FidelityNewMarketsIncomeFund-RetailPRO - Fidelity New Markets Income Fund - Fidelity New Markets Income Fund	Mar. 01, 2024 USD ($)
Expense Example:
1 year	$ 81
3 years	252
5 years	439
10 years	$ 978